Consolidated and Combined Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Members' Deficit Prior to the Business Combination	Total Shareholders' Equity Attributable to Blue Owl Capital Inc.	Common Stock Class A Shares	Common Stock Class C Shares	Common Stock Class D Shares	Common Stock Class E Shares	Additional Paid-in Capital	Accumulated Deficit	Shareholders' Equity Attributable to Noncontrolling Interests
Beginning balance at Dec. 31, 2018		$ (69,916)			$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,689)
Beginning balance (in shares) at Dec. 31, 2018				0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions		13,435
Distributions		(319,233)
Transfer of predecessor Owl Rock members' deficit to additional paid-in capital and noncontrolling interests		0						0		0
Common Units issued as consideration related to the Dyal Acquisition										0
Impact of the Business Combination				$ 0	$ 0	$ 0	$ 0	0		0
Offering costs related to the Business Combination								0
Allocation of cash proceeds to warrant liability								0
Allocation to earnout liability for Class E Shares issued in connection with the Business Combination								0		0
Deferred taxes recognized in the Business Combination								0
TRA liability recognized in the Business Combination								0
Reallocation between additional paid-in capital and noncontrolling interests related to the Business Combination								0		$ 0
Cash dividends declared on Class A Shares									0
Share issuance in connection with Strategic Revenue-Share Purchase				0				0
Offering costs related to share issuance in connection with Strategic Revenue-Share Purchase								0
Exercise of warrants				0				0
Common Units issued as consideration for Oak Street Acquisition (in shares)					0					0
Equity-based compensation								0		$ 0
Settlement of Earnout Securities				0	$ 0	0	0	0		0
Class C Shares and Common Units exchanged for Class A Shares				0	0
Class C Shares issued as consideration related to the Oak Street Acquisition					0
Acquisition of noncontrolling interests								0		0
Deferred taxes on capital transactions subsequent to the Business Combination								0
TRA liability recognized on capital transactions subsequent to the Business Combination								0
Contributions										8,460
Distributions										(1,019)
Reallocation between additional paid-in capital and noncontrolling interests due to changes in Blue Owl Operating Group ownership subsequent to the Business Combination								0		0
Comprehensive income (loss)		22,958							0	(2,493)
Ending Balance at Dec. 31, 2019	$ (350,497)	(352,756)	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	$ 2,259
Ending balance (in shares) at Dec. 31, 2019				0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)										$ 0
Contributions		0
Distributions		(77,100)
Transfer of predecessor Owl Rock members' deficit to additional paid-in capital and noncontrolling interests		0						0		$ 0
Common Units issued as consideration related to the Dyal Acquisition										0
Impact of the Business Combination				$ 0	$ 0	$ 0	$ 0	0		0
Offering costs related to the Business Combination								0
Allocation of cash proceeds to warrant liability								0
Allocation to earnout liability for Class E Shares issued in connection with the Business Combination								0		0
Deferred taxes recognized in the Business Combination								0
TRA liability recognized in the Business Combination								0
Reallocation between additional paid-in capital and noncontrolling interests related to the Business Combination								0		$ 0
Cash dividends declared on Class A Shares									0
Share issuance in connection with Strategic Revenue-Share Purchase				0				0
Offering costs related to share issuance in connection with Strategic Revenue-Share Purchase								0
Exercise of warrants				0				0
Common Units issued as consideration for Oak Street Acquisition (in shares)					0					0
Equity-based compensation								0		$ 0
Settlement of Earnout Securities				0	$ 0	0	0	0		0
Class C Shares and Common Units exchanged for Class A Shares				0	0
Class C Shares issued as consideration related to the Oak Street Acquisition					0
Acquisition of noncontrolling interests								0		0
Deferred taxes on capital transactions subsequent to the Business Combination								0
TRA liability recognized on capital transactions subsequent to the Business Combination								0
Contributions										9,831
Distributions										(954)
Reallocation between additional paid-in capital and noncontrolling interests due to changes in Blue Owl Operating Group ownership subsequent to the Business Combination								0		0
Comprehensive income (loss)		(77,831)							0	(4,610)
Ending Balance at Dec. 31, 2020	(501,161)	(507,687)	0	$ 0	$ 0	$ 0	$ 0	0	0	$ 6,526
Ending balance (in shares) at Dec. 31, 2020				0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)										$ 0
Impact of the Business Combination				$ 32	$ 63	$ 29	$ 1	1,738,478		$ (491,956)
Impact of the Business Combination (in shares)				320,005,258	628,380,707	294,656,373
Share issuance in connection with Strategic Revenue-Share Purchase				$ 3				455,020
Share issuance in connection with Strategic Revenue-Share Purchase (in shares)				29,701,013
Settlement of Earnout Securities				$ 1	$ 6	$ 3	(1)	198,704		1,126,828
Settlement of Earnout Securities (in shares)					60,533,306	24,475,754
Ending Balance at Dec. 31, 2021	5,847,570	0	1,663,567	$ 40	$ 67	$ 32	$ 0	2,160,934	(497,506)	4,184,003
Ending balance (in shares) at Dec. 31, 2021				404,919,411	674,766,200	319,132,127	0
Beginning balance at May. 18, 2021		(507,687)			$ 0	$ 0	$ 0	0	0	6,526
Beginning balance (in shares) at May. 18, 2021				0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions		0
Distributions		(103,143)
Transfer of predecessor Owl Rock members' deficit to additional paid-in capital and noncontrolling interests		536,571						(138,133)		(398,438)
Common Units issued as consideration related to the Dyal Acquisition										4,285,359
Impact of the Business Combination (in shares)							14,990,864
Offering costs related to the Business Combination								(126,309)
Allocation of cash proceeds to warrant liability								(25,128)
Allocation to earnout liability for Class E Shares issued in connection with the Business Combination								(83,949)		(160,540)
Deferred taxes recognized in the Business Combination								504,551
TRA liability recognized in the Business Combination								(359,388)
Reallocation between additional paid-in capital and noncontrolling interests related to the Business Combination								(325,222)		$ 325,222
Cash dividends declared on Class A Shares									(47,076)
Offering costs related to share issuance in connection with Strategic Revenue-Share Purchase								(687)
Exercise of warrants				$ 133				2
Common Units issued as consideration for Oak Street Acquisition (in shares)					26,074,330					329,767
Equity-based compensation								331,926		$ 1,026,020
Class C Shares and Common Units exchanged for Class A Shares				$ 4	$ (4)
Class C Shares and Common Units exchanged for Class A Shares ( in shares)				40,222,143	(40,222,143)
Class C Shares issued as consideration related to the Oak Street Acquisition					$ 2
Settlement of Earnout Securities (in shares)				14,990,864			(14,990,864)
Acquisition of noncontrolling interests								(74,684)		(222,370)
Deferred taxes on capital transactions subsequent to the Business Combination								164,741
TRA liability recognized on capital transactions subsequent to the Business Combination								(195,795)
Contributions										15,734
Distributions										(135,244)
Reallocation between additional paid-in capital and noncontrolling interests due to changes in Blue Owl Operating Group ownership subsequent to the Business Combination								96,807		(96,810)
Comprehensive income (loss)		74,259							(450,430)	(1,426,095)
Ending Balance at Dec. 31, 2021	$ 5,847,570	$ 0	$ 1,663,567	$ 40	$ 67	$ 32	$ 0	$ 2,160,934	$ (497,506)	$ 4,184,003
Ending balance (in shares) at Dec. 31, 2021				404,919,411	674,766,200	319,132,127	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends Paid per Class A Share (in dollars per share)										$ 0.13